Receivables and Other Current Assets - Impairment Provision (Details) - Trade receivables - Impairment losses - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment provision at period start	€ 2,992	€ 2,891
Allowances	613	582
Transfers	27	48
Amounts applied	(527)	(481)
Translation differences and other	(57)	(48)
Impairment provision at period end	€ 3,048	€ 2,992